October 29, 2014

DREYFUS MASSACHUSETTS FUND

DREYFUS PENNSYLVANIA FUND

each a series of DREYFUS STATE MUNICIPAL BOND FUNDS

Supplement to Summary Prospectus dated September 1, 2014
and Statutory Prospectus dated September 1, 2014

The following supersedes and replaces the information contained in the Dreyfus Massachusetts Fund's summary prospectus under the section entitled "Portfolio Management" and information in the Fund's statutory prospectus under the section entitled" "Dreyfus Massachusetts Fund – Fund Summary – Portfolio Management":

The fund's investment adviser is The Dreyfus Corporation (Dreyfus).  The fund's primary portfolio managers are Thomas Casey and Daniel Rabasco, positions they have held since May 2011 and October 2014, respectively.  Mr. Casey is a senior portfolio manager for tax-sensitive strategies and Mr. Rabasco is the Chief Investment Officer for tax-sensitive fixed-income at Standish Mellon Asset Management Company LLC, an affiliate of Dreyfus.  Messrs. Casey and Rabasco also are employees of Dreyfus.

            The following supersedes and replaces the information contained in the Dreyfus Pennsylvania Fund's summary prospectus under the section entitled "Portfolio Management" and information in the Fund's statutory prospectus under the section entitled "Dreyfus Pennsylvania Fund – Fund Summary – Portfolio Management":

The fund's investment adviser is The Dreyfus Corporation (Dreyfus).  The fund's primary portfolio managers are Thomas Casey and Daniel Rabasco, positions they have held since October 2014 and February 2012, respectively.  Mr. Casey is a senior portfolio manager for tax-sensitive strategies and Mr. Rabasco is the Chief Investment Officer for tax-sensitive fixed-income at Standish Mellon Asset Management Company LLC, an affiliate of Dreyfus.  Messrs. Casey and Rabasco also are employees of Dreyfus.

The following information supersedes and replaces the fourth and fifth paragraphs in "Fund Details – Management" in the statutory prospectus:

The Dreyfus Massachusetts Fund's primary portfolio managers are Thomas Casey and Daniel Rabasco, positions they have held since May 2011 and October 2014, respectively.  Mr. Casey is a senior portfolio manager for tax-sensitive strategies at Standish, where he has been employed since 1993.  Mr. Rabasco is the Chief Investment Officer for tax-sensitive fixed-income at Standish, where he has been employed since 1998.  Messrs. Casey and Rabasco also have been employed by Dreyfus since April 2009 and February 2012, respectively.

The Dreyfus Pennsylvania Fund's primary portfolio managers are Thomas Casey and Daniel Rabasco, positions they have held since October 2014 and February 2012, respectively.  Mr. Casey is a senior portfolio manager for tax-sensitive strategies at Standish, where he has been employed since 1993.  Mr. Rabasco is the Chief Investment Officer for tax-sensitive fixed-income at Standish, where he has been employed since 1998.  Messrs. Casey and Rabasco also have been employed by Dreyfus since April 2009 and February 2012, respectively.

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